Financial Instruments and Risk Management (Details) - Schedule of quantitative information of significant unobservable inputs € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Derivate liability – non-tradeable warrants [Member]
Financial Instruments and Risk Management (Details) - Schedule of quantitative information of significant unobservable inputs [Line Items]
Valuation technique	Pricing model
Unobservable input	Illiquidity discount
Value	5.00%
Fair value	€ 16,659
Equity settled share-based payments [Member]
Financial Instruments and Risk Management (Details) - Schedule of quantitative information of significant unobservable inputs [Line Items]
Valuation technique	Pricing model
Unobservable input	Illiquidity discount
Value	5.00%
Fair value	€ 29,702